Leases - Supplemental Lease Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term (years)
Operating leases	7 years	7 years
Finance leases	31 years	32 years
Weighted average discount rate (%)
Operating leases	4.60%	4.50%
Finance leases	5.00%	5.00%